Related party transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related party transactions
Schedule of balances due to related parties

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Short-term:
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”)	8,040	3,904
Payables to Jing Wei Electronics Co., Ltd.(“Jing Wei”)	84,020	39,785
Payables to Xingtai Jinglong Electronics and Materials Co., Ltd.(“Xingtai Jinglong”)	63,633	63,766
Payables to Heibei Ningjin Songgong Electronics Co., Ltd. (“Songgong Electronics”)	17,302	92,709
Payables to Yangguang Guifeng Electronics Co., Ltd.(“Yangguang Guifeng”)	88,757	32,914
Payables to Ningjin Saimei Ganglong Electronics Co., Ltd. (“Saimei Ganglong”)	34,821	32,574
Payables to Hebei Jinglong Fine Chemical Co., Ltd. (“Fine Chemical”)	24,827	14,183
Payables to Hebei Jinglong Sunshine Equipment Co., Ltd.	1,817	46,563
Payables to Ningjin Jingxing Electronic Material Co., Ltd.	4,810	27,152
Others	11,290	35,358

Total amounts due to related parties	339,317	388,908

Schedule of balances due from related parties

	As of December 31,	As of December 31,
	2014	2015
	RMB	RMB
Short-term:

Advance to related party suppliers, net
Advances to Hebei Jinglong	60,000	39,194

Accounts receivable from related party customers, net
Receivables from JA Solar PV Electric (Lincheng) Co,. Ltd. (“Lin Cheng”)	109,407	35,320
Receivables from Hebei Jinglong	106,194	18,011
Receivables from Jing Wei	28,194	5,282
Receivables from Xingtai Jinglong	19,694	16,079
Receivables from Songgong Electronics	67,243	87,641
Receivables from Yangguang Guifeng	40,726	748
Receivables from others-short term	10,818	5,394

Amount due from related parties:
Loan to Yangzhou JA Property Co., Ltd. (“Yangzhou Property”)	40,000	40,000
Amount due from others-short term	7,890	5,654

Long-term:
Advances to Hebei Jinglong-long term	10,145	26,757

Total amounts due from related parties	500,311	280,080

Schedule of sales of products to related parties

	For the year ended December 31, 2013	For the year ended December 31, 2014	For the year ended December 31, 2015
	RMB	RMB	RMB
Sales of products
Subsidiaries of Hebei Jinglong	394,974	73,215	34,337
Ningjin Songgong	1,531	—	—
Others	—	115,382	92,158

Total	396,505	188,597	126,495

Purchase of products
Subsidiaries of Hebei Jinglong	609,635	1,079,882	1,015,077
Ningjin Songgong	35,504	—	—

Total	645,139	1,079,882	1,015,077

Processing service
Subsidiaries of Hebei Jinglong	7,124	14,735	8,438

Total	7,124	14,735	8,438

Purchase of equipment and building
Subsidiaries of Hebei Jinglong	1,967	2,543	—
Yangzhou Property	—	77,398	—

Total	1,967	79,941	—

Sales of equipment
Subsidiaries of Hebei Jinglong	5,000	—	—

Total	5,000	—	—

Provide entrusted loan
Yangzhou Property	40,000	40,000	40,000

Total	40,000	40,000	40,000

Provide Guarantee
Yangzhou Property	20,000	—	—

Total	20,000	—	—

Receive Guarantee
Hebei Jinglong	228,000	672,047	581,714
Yangzhou Property	50,000	80,000	80,000

Total	278,000	752,047	661,714